Condensed Consolidated Statements of Cash Flows (Parentheticals) - shares	6 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Condensed Consolidated Statements of Cash Flows
Conversion of notes to common stock (in shares)	3,306,428	131,223